UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2014

1.804856.110

SPU-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 1.8%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 1.8%
U.S. Treasury Bills
8/14/14	0.11%	$ 142,350,000	$ 142,344,346
U.S. Treasury Notes
8/15/14 to 2/28/15	0.08 to 0.15	130,000,000	130,867,601
TOTAL TREASURY DEBT (Cost $273,211,947)			273,211,947
Government Agency Debt - 47.1%

Federal Agencies - 47.1%
Fannie Mae
8/28/14 to 10/21/15	0.13 to 0.20 (b)	446,000,000	446,024,122
Federal Farm Credit Bank
8/12/14 to 1/13/15	0.12 to 0.15 (b)	125,000,000	124,994,630
Federal Home Loan Bank
8/1/14 to 12/11/15	0.08 to 0.25 (b)	6,120,920,000	6,120,392,962
Freddie Mac
8/20/14 to 7/17/15	0.08 to 0.20 (b)	485,657,000	485,779,028
TOTAL GOVERNMENT AGENCY DEBT (Cost $7,177,190,742)			7,177,190,742
Government Agency Repurchase Agreement - 50.7%
	Maturity Amount
In a joint trading account at 0.1% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Government Obligations) #	$ 3,278,595,948	3,278,587,000
With:
BNP Paribas Securities Corp. at 0.08%, dated 7/21/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $413,829,216, 2.13% - 6%, 1/13/22 - 7/1/44)	405,759,094	405,705,000
Deutsche Bank Securities, Inc. at 0.1%, dated 7/29/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $164,801,374, 3% - 6.5%, 8/25/32 - 2/20/44)	160,003,111	160,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.08%, dated 6/6/14 due 8/6/14 (Collateralized by U.S. Government Obligations valued at $200,965,614, 3.5% - 6%, 5/1/26 - 6/1/44)	$ 197,026,704	$ 197,000,000
0.09%, dated:
6/20/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $100,138,186, 3.5%, 8/1/26 - 1/1/43)	98,177,724	98,163,000
7/28/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $247,715,265, 2.5% - 7%, 8/1/27 - 4/1/43)	242,891,428	242,855,000
Merrill Lynch, Pierce, Fenner & Smith at 0.08%, dated 7/14/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $553,882,155, 1.64% - 6.33%, 7/1/18 - 8/1/44)	543,076,020	543,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.09%, dated 7/28/14 due 8/1/14 (Collateralized by U.S. Government Obligations valued at $296,822,969, 2.28% - 5.5%, 10/1/19 - 4/1/44)	291,002,910	291,000,000
0.1%, dated:
7/14/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $51,002,551, 2.36% - 5.5%, 8/1/25 - 4/1/44)	50,008,056	50,000,000
7/28/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $332,523,695, 1.89% - 6%, 1/1/24 - 6/1/44)	326,054,333	326,000,000
7/30/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $39,780,222, 2.1% - 5.5%, 9/1/24 - 6/20/44)	39,006,825	39,000,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $48,093,939, 0.25% - 4.5%, 5/15/15 - 5/15/38)	47,023,696	47,000,000
RBC Capital Markets Corp. at:
0.08%, dated:
7/8/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $332,229,404, 1.32% - 5.5%, 4/1/25 - 9/1/44)	325,728,701	325,686,000
7/14/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $249,537,782, 1.32% - 7%, 9/1/23 - 9/1/44)	244,611,241	244,577,000
7/18/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $257,861,577, 1.32% - 7%, 8/15/21 - 9/1/44)	252,695,267	252,670,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at:
0.09%, dated 7/1/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $327,369,261, 0.5% - 8%, 7/1/20 - 9/1/44)	$ 319,711,347	$ 319,661,000
0.1%, dated 5/21/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $169,646,790, 1.32% - 6%, 3/1/26 - 9/1/44)	166,248,398	166,193,000
Wells Fargo Securities, LLC at:
0.1%, dated 5/8/14 due:
8/7/14 (Collateralized by U.S. Treasury Obligations valued at $224,453,050, 1% - 2.5%, 10/31/16 - 5/15/24)	220,055,611	220,000,000
8/8/14 (Collateralized by U.S. Government Obligations valued at $252,000,342, 0% - 7.13%, 8/1/14 - 9/15/38)	247,063,122	247,000,000
0.11%, dated 5/13/14 due 8/13/14 (Collateralized by U.S. Government Obligations valued at $293,279,574, 0% - 3.5%, 7/28/15 - 7/1/44)	287,538,808	287,458,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $7,741,555,000)		7,741,555,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $15,191,957,689)		15,191,957,689
NET OTHER ASSETS (LIABILITIES) - 0.4%		62,022,821
NET ASSETS - 100%		$ 15,253,980,510
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,278,587,000 due 8/01/14 at 0.10%
BNY Mellon Capital Markets LLC	$ 629,054,495
Bank of America NA	535,027,402
Deutsche Bank Securities, Inc.	257,581,262
J.P. Morgan Securities, Inc.	1,196,747,703
Mizuho Securities USA, Inc.	660,176,138
$ 3,278,587,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $15,191,957,689.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Money Market Fund

July 31, 2014

1.964322.101

FTM-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 21.6%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 21.6%
U.S. Treasury Bills
8/14/14 to 3/5/15	0.11 to 0.13%	$ 590,000	$ 589,856
U.S. Treasury Notes
8/15/14 to 4/30/16	0.06 to 0.18 (b)	18,407,000	18,483,852
TOTAL TREASURY DEBT (Cost $19,073,708)			19,073,708
Treasury Repurchase Agreement - 77.2%
	Maturity Amount
In a joint trading account at 0.1% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Treasury Obligations) #	$ 52,715,146	52,715,000
With:
Barclays Capital, Inc. at 0.07%, dated:
7/14/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $4,163,839, 2% - 2.13%, 2/29/16 - 2/15/22)	4,082,246	4,082,000
7/31/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $2,348,094, 2%, 2/15/22)	2,302,031	2,302,000
BNP Paribas Securities Corp. at:
0.06%, dated 7/11/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $2,040,293, 9.25%, 2/15/16)	2,000,103	2,000,000
0.07%, dated:
7/22/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $3,238,790, 2.25% - 9.25%, 2/15/16 - 11/15/43)	3,152,405	3,152,000
Treasury Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at:
0.07%, dated:
7/29/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $2,049,247, 2.25% - 9.25%, 2/15/16 - 5/15/42)	$ 2,000,249	$ 2,000,000
Wells Fargo Securities, LLC at 0.08%, dated 7/29/14 due 10/27/14 (Collateralized by U.S. Treasury Obligations valued at $2,040,105, 2.13%, 5/31/15)	2,000,400	2,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $68,251,000)		68,251,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $87,324,708)		87,324,708
NET OTHER ASSETS (LIABILITIES) - 1.2%		1,037,417
NET ASSETS - 100%		$ 88,362,125
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$52,715,000 due 08/01/14 at 0.10%
BNY Mellon Capital Markets LLC	$ 50,000,000
Mizuho Securities USA, Inc.	2,715,000
$ 52,715,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $87,324,708.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Treasury Only
Money Market Fund

July 31, 2014

1.804868.110

TMM-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 99.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bills
8/7/14 to 10/23/14	0.03 to 0.04%	$ 1,802,011	$ 1,801,940
U.S. Treasury Bonds
8/15/14	0.15	25,000	24,999
U.S. Treasury Notes
8/15/14 to 4/30/16	0.04 to 0.10 (b)	3,076,543	3,083,307
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,910,246)	4,910,246
NET OTHER ASSETS (LIABILITIES) - 0.7%	8,633
NET ASSETS - 100%	$ 4,918,879
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $4,910,246,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2014

1.804826.110

SPM-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 63.3%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 7.1%
Citibank NA
	8/5/14 to 10/30/14	0.21%	$ 114,000	$ 114,000
RBS Citizens NA
	8/29/14	0.30	12,000	12,000
Wells Fargo Bank NA
	11/4/14 to 3/2/15	0.20 to 0.21 (c)	54,000	54,000
				180,000
London Branch, Eurodollar, Foreign Banks - 3.9%
Credit Agricole SA
	9/2/14 to 9/9/14	0.24 to 0.25	52,000	52,000
National Australia Bank Ltd.
	10/24/14 to 1/5/15	0.21 to 0.22 (c)	47,000	47,000
				99,000
New York Branch, Yankee Dollar, Foreign Banks - 52.3%
Bank of Montreal Chicago CD Program
	9/18/14 to 4/13/15	0.18 to 0.24 (c)	37,000	37,000
Bank of Nova Scotia
	10/3/14 to 5/15/15	0.21 to 0.31 (c)	128,000	128,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	8/19/14 to 12/5/14	0.24 to 0.25	110,000	110,000
BNP Paribas New York Branch
	8/7/14 to 9/12/14	0.26 to 0.27	71,000	71,000
Canadian Imperial Bank of Commerce
	12/30/14 to 4/10/15	0.24 to 0.30 (c)	53,000	53,000
Credit Agricole CIB
	9/2/14 to 9/3/14	0.24	48,000	48,000
Credit Industriel et Commercial
	8/5/14 to 8/7/14	0.13	48,000	48,000
Credit Suisse AG
	8/11/14 to 11/3/14	0.25 to 0.31 (c)	64,000	64,000
KBC Bank NV
	8/1/14 to 8/7/14	0.14	62,000	62,000
Mitsubishi UFJ Trust & Banking Corp.
	10/10/14	0.28	5,000	5,000
Mizuho Corporate Bank Ltd.
	8/22/14 to 12/2/14	0.25	96,000	96,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
	8/1/14 to 11/3/14	0.23 to 0.26%	$ 98,000	$ 98,000
National Bank of Canada
	10/8/14 to 1/16/15	0.31 to 0.35 (c)	78,000	77,996
Nordea Bank Finland PLC
	9/29/14	0.20	18,000	18,000
Royal Bank of Canada
	4/9/15 to 7/23/15	0.22 to 0.23 (c)	31,000	31,000
Skandinaviska Enskilda Banken
	8/1/14	0.24	21,000	21,000
Sumitomo Mitsui Banking Corp.
	8/26/14 to 1/15/15	0.22 to 0.31 (c)	127,000	127,000
Sumitomo Mitsui Trust Banking Ltd.
	8/27/14 to 11/25/14	0.24 to 0.26	67,000	67,000
Svenska Handelsbanken, Inc.
	9/25/14	0.22	26,000	26,000
Swedbank AB
	12/8/14	0.25	25,000	25,000
Toronto-Dominion Bank
	9/10/14 to 6/8/15	0.23 to 0.25 (c)	35,000	35,000
UBS AG
	10/3/14 to 1/27/15	0.22 to 0.26 (c)	82,000	82,000
				1,329,996
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,608,996)				1,608,996
Financial Company Commercial Paper - 12.1%

BAT International Finance PLC
	8/7/14 to 9/8/14	0.22 to 0.27	8,000	7,999
BNP Paribas Finance, Inc.
	8/6/14	0.13	10,000	10,000
Credit Agricole North America
	8/1/14	0.09	24,000	24,000
JPMorgan Securities LLC
	9/3/14	0.27	11,000	10,997
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Landesbank Baden-Wurttemberg
	8/1/14 to 8/7/14	0.15%	$ 108,000	$ 107,998
Lloyds Bank PLC
	8/6/14	0.11	29,000	29,000
Natexis Banques Populaires U.S. Finance Co. LLC
	10/31/14	0.26	27,000	26,982
PNC Bank NA
	9/15/14	0.26	25,000	24,992
Skandinaviska Enskilda Banken AB
	8/11/14 to 8/19/14	0.24	32,000	31,997
Svenska Handelsbanken, Inc.
	9/22/14	0.22	15,000	14,995
Swedbank AB
	1/12/15 to 1/21/15	0.25	13,000	12,985
Toronto Dominion Holdings (U.S.A.)
	2/3/15	0.24	6,000	5,993
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $307,938)				307,938
Asset Backed Commercial Paper - 0.2%

Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
(Cost $3,999)	8/29/14	0.32	4,000	3,999
Other Commercial Paper - 0.7%

Dominion Resources, Inc.
	8/26/14	0.25	4,000	3,999
NBCUniversal Enterprise, Inc.
	8/15/14 to 8/22/14	0.25	3,000	3,000
Sempra Global
	8/4/14 to 8/20/14	0.29	5,000	4,999
Tesco Treasury Services PLC
	8/6/14	0.29	3,500	3,500
Viacom, Inc.
	8/4/14	0.21	2,000	2,000
TOTAL OTHER COMMERCIAL PAPER (Cost $17,498)				17,498
Treasury Debt - 4.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bills
	8/14/14 to 10/16/14	0.11 to 0.14%	$ 45,000	$ 44,993
U.S. Treasury Notes
	8/15/14 to 11/30/14	0.08 to 0.18	61,000	61,148
TOTAL TREASURY DEBT (Cost $106,141)				106,141
Other Note - 1.3%

Medium-Term Notes - 1.3%
Dominion Resources, Inc.
	9/15/14	0.36 (b)(c)	8,000	8,000
Svenska Handelsbanken AB
	1/15/15 to 1/27/15	0.28 (b)(c)	26,000	26,000
TOTAL OTHER NOTE (Cost $34,000)				34,000
Variable Rate Demand Note - 0.5%

Delaware - 0.5%
LP Pinewood SPV LLC Taxable LOC Wells Fargo Bank NA, VRDN
(Cost $11,700)	8/7/14	0.15 (c)	11,700	11,700
Other Instrument - 0.4%

Time Deposits - 0.4%
ING Bank NV
(Cost $10,000)	8/5/14	0.11	10,000	10,000
Other Municipal Debt - 0.5%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.32% tender 8/8/14, CP mode (d) (Cost $13,000)	13,000	13,000
Government Agency Repurchase Agreement - 4.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.1% dated 7/31/14 due 8/1/14 (Collateralized by U.S. Government Obligations) #	$ 106,440	$ 106,440
With:
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.1%, dated 7/30/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $6,120,034, 2.05% - 5.5%, 8/1/25 - 4/1/44)	6,001	6,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 5/19/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $8,162,594, 0.13%, 4/30/15)	8,004	8,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $120,440)		120,440
Other Repurchase Agreement - 11.5%

Other Repurchase Agreement - 11.5%
With:
BNP Paribas Securities Corp. at:
0.23%, dated 7/14/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $2,100,242, 4.6% - 5.05%, 12/15/16 - 5/16/44)	2,000	2,000
0.41%, dated 7/11/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $1,080,259, 5.3% - 9.75%, 6/1/16 - 5/30/24)	1,000	1,000
Citigroup Global Markets, Inc. at:
0.25%, dated 7/29/14 due 8/5/14 (Collateralized by Equity Securities valued at $1,080,117)	1,000	1,000
0.78%, dated 7/15/14 due 10/15/14 (Collateralized by Corporate Obligations valued at $1,080,676, 3.5%, 11/15/15)	1,002	1,000
0.98%, dated 5/20/14 due 11/3/14 (Collateralized by Corporate Obligations valued at $6,492,877, 0.29% - 6.8%, 10/1/16 - 10/18/49)	6,030	6,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 7/29/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $1,033,871, 0.5%, 2/15/38)	1,000	1,000
0.4%, dated:
7/30/14 due 8/6/14 (Collateralized by U.S. Government Obligations valued at $10,303,188, 0.6%, 11/20/41)	10,001	10,000
7/31/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $10,303,188, 0.6%, 11/20/41)	10,001	10,000
0.41%, dated 7/29/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $3,092,055, 1.8% - 3.4%, 12/16/52 - 3/16/55)	3,000	3,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.63%, dated:
5/2/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $5,162,096, 2.5%, 5/20/42)	$ 5,008	$ 5,000
6/12/14 due:
9/10/14 (Collateralized by U.S. Government Obligations valued at $1,031,341, 2.3%, 11/16/51)	1,002	1,000
9/12/14 (Collateralized by U.S. Government Obligations valued at $1,031,341, 2.3%, 11/16/51)	1,002	1,000
6/27/14 due:
9/17/14 (Collateralized by U.S. Government Obligations valued at $4,122,563, 4.5%, 9/20/43)	4,006	4,000
9/24/14 (Collateralized by U.S. Government Obligations valued at $4,122,563, 4.5%, 9/20/43)	4,006	4,000
0.64%, dated:
5/9/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $6,192,514, 2.5%, 5/20/42)	6,010	6,000
6/4/14 due 9/2/14 (Collateralized by U.S. Government Obligations valued at $5,157,094, 2.5%, 5/20/42)	5,008	5,000
0.7%, dated 4/16/14 due 10/14/14 (Collateralized by U.S. Government Obligations valued at $3,099,028, 0.95% - 15.76%, 7/16/29 - 7/16/44)	3,011	3,000
J.P. Morgan Clearing Corp. at:
0.62%, dated 6/25/14 due 11/24/14 (Collateralized by Corporate Obligations valued at $5,438,470, 3.75%, 5/15/21)	5,013	5,000
0.63%, dated 6/19/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $3,264,313, 3.75%, 5/15/21)	3,011	3,000
0.64%, dated 4/8/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $5,446,886, 3.25%, 8/15/37)	5,016	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.2%, dated 7/30/14 due 8/6/14 (Collateralized by U.S. Government Obligations valued at $5,150,561, 4.5% - 5.95%, 3/25/35 - 3/25/42)	$ 5,000	$ 5,000
0.59%, dated 6/4/14 due 10/29/14 (Collateralized by U.S. Government Obligations valued at $1,032,169, 3.5% - 5.85%, 8/25/42 - 6/15/44)	1,003	1,000
0.61%, dated:
5/14/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $5,408,652, 5.61%, 4/15/17)	5,018	5,000
6/4/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $9,731,330, 0.34% - 5.97%, 6/25/37 - 9/15/47)	9,030	9,000
6/16/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $2,176,747, 6.34%, 9/1/23)	2,005	2,000
6/19/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $1,054,190, 5.57%, 3/29/49)	1,002	1,000
0.62%, dated 7/10/14 due 11/7/14 (Collateralized by Mortgage Loan Obligations valued at $6,486,269, 5.61% - 5.89%, 4/15/17 - 6/11/50)	6,012	6,000
0.63%, dated:
6/18/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $12,970,747, 0.37% - 1.6%, 4/25/35 - 12/12/49)	12,050	12,000
7/16/14 due 10/29/14 (Collateralized by Mortgage Loan Obligations valued at $2,164,479, 5.61%, 4/15/17)	2,007	2,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.21%, dated 7/31/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $12,355,913, 4.75% - 7.55%, 12/20/34 - 7/20/62)	12,000	12,000
0.25%, dated 7/30/14 due 8/6/14 (Collateralized by Equity Securities valued at $12,960,187)	12,001	12,000
0.36%, dated 7/31/14 due 8/1/14 (Collateralized by Municipal Bond Obligations valued at $26,922,847, 0% - 7.3%, 7/1/21 - 10/1/39)	25,000	25,000
0.5%, dated 7/31/14 due 8/1/14 (Collateralized by Corporate Obligations valued at $14,700,204, 0.48%, 4/16/22)	14,000	14,000
0.56%, dated 7/31/14 due 8/1/14 (Collateralized by Commercial Paper Obligations valued at $4,255,116, 8/11/14 - 8/29/14)	4,000	4,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
0.78%, dated:
5/5/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $3,246,414, 3.75%, 3/15/18)	$ 3,006	$ 3,000
7/7/14 due 10/6/14 (Collateralized by Corporate Obligations valued at $6,483,995, 3.75%, 3/15/18)	6,012	6,000
7/14/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $8,643,774, 3.25%, 3/15/16)	8,016	8,000
7/15/14 due 10/14/14 (Collateralized by Corporate Obligations valued at $1,080,666, 3.75%, 3/15/18)	1,002	1,000
0.85%, dated 7/31/14 due 10/2/14 (Collateralized by Mortgage Loan Obligations valued at $8,577,416, 0% - 7%, 9/29/14 - 10/9/41)	8,012	8,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.21%, dated 7/29/14 due 8/5/14 (Collateralized by Corporate Obligations valued at $2,100,037, 0.61% - 7.3%, 5/15/15 - 9/1/43)	2,000	2,000
0.26%, dated:
7/3/14 due 8/4/14 (Collateralized by Equity Securities valued at $7,561,593)	7,002	7,000
7/7/14 due 8/7/14 (Collateralized by Equity Securities valued at $1,080,209)	1,000	1,000
7/21/14 due 8/7/14 (Collateralized by Equity Securities valued at $2,160,191)	2,000	2,000
Mizuho Securities U.S.A., Inc. at:
0.19%, dated 7/31/14 due 8/1/14 (Collateralized by U.S. Treasury Obligations valued at $10,242,836, 0.25% - 7.38%, 4/6/15 - 2/25/46)	10,000	10,000
0.3%, dated:
7/22/14 due 8/5/14 (Collateralized by Equity Securities valued at $3,240,288)	3,000	3,000
7/29/14 due 8/7/14 (Collateralized by Equity Securities valued at $2,160,071)	2,000	2,000
0.52%, dated 7/30/14 due 8/7/14 (Collateralized by U.S. Treasury Obligations valued at $1,020,037, 0.25%, 3/31/15 - 9/15/15)	1,000	1,000
0.91%, dated:
5/2/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $3,276,382, 1.66%, 10/25/37)	3,007	3,000
5/9/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $2,183,869, 1.66%, 10/25/37)	2,005	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
0.91%, dated:
6/2/14 due 9/2/14 (Collateralized by Corporate Obligations valued at $3,273,820, 1.66%, 10/25/37)	$ 3,007	$ 3,000
7/21/14 due 10/17/14 (Collateralized by Corporate Obligations valued at $2,179,848, 1.66%, 10/25/37)	2,004	2,000
7/23/14 due 10/21/14 (Collateralized by Corporate Obligations valued at $2,179,738, 1.66%, 10/25/37)	2,005	2,000
1.03%, dated 5/9/14 due 9/5/14 (Collateralized by Corporate Obligations valued at $2,184,472, 1.66%, 10/25/37)	2,007	2,000
RBC Capital Markets Co. at:
0.25%, dated 7/22/14 due 8/5/14 (Collateralized by U.S. Government Obligations valued at $3,096,980, 2.5% - 11.6%, 11/15/25 - 4/25/44)	3,000	3,000
0.29%, dated 6/23/14 due 8/7/14 (Collateralized by U.S. Government Obligations valued at $3,091,922, 2.5% - 6.65%, 12/25/32 - 7/15/43)	3,002	3,000
0.38%, dated 7/21/14 due 8/4/14 (Collateralized by Corporate Obligations valued at $3,240,377, 3.5% - 14.75%, 2/12/15 - 4/15/40)	3,000	3,000
0.4%, dated 7/29/14 due 8/7/14 (Collateralized by Mortgage Loan Obligations valued at $1,079,888, 0.32% - 7%, 12/25/14 - 6/25/47)	1,000	1,000
SG Americas Securities, LLC at:
0.25%, dated 7/29/14 due 8/5/14 (Collateralized by Equity Securities valued at $6,480,164)	6,000	6,000
0.26%, dated 7/30/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $3,150,046, 0.5% - 9.4%, 11/5/14 - 4/8/68)	3,000	3,000
0.35%, dated 7/30/14 due 8/6/14 (Collateralized by Corporate Obligations valued at $5,395,628, 3.35% - 13.75%, 4/1/15 - 10/1/77)	5,000	5,000
UBS Securities LLC at 0.43%, dated 7/8/14 due 8/7/14 (Collateralized by Corporate Obligations valued at $5,401,877, 0.25% - 5%, 10/15/16 - 11/15/29)	5,005	5,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.4%, dated:
7/29/14 due 8/5/14 (Collateralized by Corporate Obligations valued at $3,206,992, 5.38% - 10.38%, 7/1/17 - 7/15/40)	$ 3,000	$ 3,000
7/30/14 due 8/6/14 (Collateralized by U.S. Government Obligations valued at $3,090,069, 4.59%, 11/25/46)	3,000	3,000
0.75%, dated 7/29/14 due 10/29/14 (Collateralized by Corporate Obligations valued at $3,191,217, 0% - 3.5%, 9/23/14 - 6/1/38)	3,006	3,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $293,000)		293,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,526,712)		2,526,712
NET OTHER ASSETS (LIABILITIES) - 0.6%		16,311
NET ASSETS - 100%		$ 2,543,023
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,000,000 or 1.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$106,440,000 due 8/01/14 at 0.10%
BNY Mellon Capital Markets LLC	$ 20,422
Bank of America NA	17,370
Deutsche Bank Securities, Inc.	8,362
J.P. Morgan Securities, Inc.	38,853
Mizuho Securities U.S.A. Inc.	21,433
$ 106,440
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2014, the cost of investment securities for income tax purposes was $2,526,712,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014